PREPAYMENTS, NET (Tables)	6 Months Ended
Jun. 30, 2026
PREPAYMENTS, NET
Schedule of prepayments, net

	As of
	December 31, 2025	June 30, 2026
Prepayment for R&D	$11,799,310	$14,002,548
Prepayment for purchase of materials and others	3,863,436	4,143,513
Prepayment for purchase of property and equipment	1,393,678	1,392,340
Prepaid expense for others	606,259	944,184
Subtotal	17,662,683	20,482,585
Less: impairment loss	(4,204)	(4,334)
Subtotal, net	17,658,479	20,478,251
Less: Long term portion	(7,113,014)	(7,657,156)
Prepayments, net – current portion	$10,545,465	$12,821,095

Schedule of prepayments impairment loss

	For the six months ended June 30,
	2025	2026
Balance at the beginning of the period	$(4,867)	$(4,204)
Additions charged to the impairment loss	—	—
Foreign currency translation adjustments	(92)	(130)
Balance at the end of the period	$(4,959)	$(4,334)